UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                            USAA INCOME STOCK Fund


                      1ST QUARTER Portfolio of Investments


                                OCTOBER 31, 2007



                                                                      (Form N-Q)
48452-1207                                   (C)2007, USAA. All rights reserved.

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USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               COMMON STOCKS (99.1%)

               CONSUMER DISCRETIONARY (8.8%)
               -----------------------------
               ADVERTISING (0.0%)
        4,400  Omnicom Group, Inc.                                $          224
                                                                 ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
       10,900  Coach, Inc.*                                                  398
       13,800  Columbia Sportswear Co.                                       673
       48,000  Jones Apparel Group, Inc.                                   1,005
       57,300  Liz Claiborne, Inc.                                         1,631
       43,300  VF Corp.(a)                                                 3,773
                                                                 ---------------
                                                                           7,480
                                                                 ---------------
               APPAREL RETAIL (0.4%)
        7,700  Abercrombie & Fitch Co. "A"                                   610
       25,400  Foot Locker, Inc.                                             378
      351,600  Gap, Inc.                                                   6,646
       13,300  Men's Wearhouse, Inc.                                         562
       15,400  Ross Stores, Inc.                                             416
       50,300  TJX Companies, Inc.                                         1,455
                                                                 ---------------
                                                                          10,067
                                                                 ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
        9,200  Autoliv, Inc.                                                 581
        7,200  Borg Warner, Inc.                                             761
       45,600  Johnson Controls, Inc.                                      1,994
       11,800  TRW Automotive Holdings Corp.*                                350
                                                                 ---------------
                                                                           3,686
                                                                 ---------------
               AUTOMOBILE MANUFACTURERS (0.5%)
      690,100  Ford Motor Co.*(a)                                          6,121
      115,100  General Motors Corp.                                        4,511
       12,100  Thor Industries, Inc.                                         581
                                                                 ---------------
                                                                          11,213
                                                                 ---------------
               AUTOMOTIVE RETAIL (0.2%)
        2,900  Advance Auto Parts, Inc.                                       99
      108,200  AutoNation, Inc.*                                           1,914
        8,500  AutoZone, Inc.*                                             1,057
        6,500  O'Reilly Automotive, Inc.*                                    215
       26,900  Penske Automotive Group, Inc.(a)                              599
                                                                 ---------------
                                                                           3,884
                                                                 ---------------
               BROADCASTING & CABLE TV (1.0%)
      385,800  CBS Corp. "B"                                              11,073
      159,150  Comcast Corp. "A"*                                          3,350
      250,700  Liberty Global, Inc. "A"*(a)                                9,840
                                                                 ---------------
                                                                          24,263
                                                                 ---------------
               COMPUTER & ELECTRONICS RETAIL (0.4%)
      441,800  RadioShack Corp.(a)                                         9,110
                                                                 ---------------
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USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               DEPARTMENT STORES (0.0%)
       20,500  Kohl's Corp.*                                      $        1,127
                                                                 ---------------
               DISTRIBUTORS (0.2%)
      111,400  Genuine Parts Co.                                           5,466
                                                                 ---------------
               EDUCATIONAL SERVICES (0.1%)
       28,700  Career Education Corp.*                                     1,026
        7,000  ITT Educational Services, Inc.*                               890
                                                                 ---------------
                                                                           1,916
                                                                 ---------------
               FOOTWEAR (0.0%)
       13,400  NIKE, Inc. "B"                                                888
                                                                 ---------------
               GENERAL MERCHANDISE STORES (0.4%)
        5,000  Big Lots, Inc.*                                               120
       55,600  Dollar Tree Stores, Inc.*                                   2,129
       56,200  Family Dollar Stores, Inc.(a)                               1,425
       86,000  Target Corp.                                                5,277
                                                                 ---------------
                                                                           8,951
                                                                 ---------------
               HOME FURNISHINGS (0.1%)
       48,000  Leggett & Platt, Inc.                                         933
        9,200  Mohawk Industries, Inc.*                                      785
                                                                 ---------------
                                                                           1,718
                                                                 ---------------
               HOME IMPROVEMENT RETAIL (1.3%)
      622,300  Home Depot, Inc.                                           19,609
      320,400  Lowe's Companies, Inc.                                      8,615
       24,900  Sherwin-Williams Co.                                        1,592
                                                                 ---------------
                                                                          29,816
                                                                 ---------------
               HOMEBUILDING (0.2%)
       33,000  Centex Corp.                                                  827
       99,066  D.R. Horton, Inc.                                           1,257
       29,800  KB Home(a)                                                    824
       42,800  Lennar Corp. "A"                                              978
       15,963  M.D.C. Holdings, Inc.                                         646
       19,000  Pulte Homes, Inc.                                             282
       30,200  Toll Brothers, Inc.*                                          692
                                                                 ---------------
                                                                           5,506
                                                                 ---------------
               HOMEFURNISHING RETAIL (0.1%)
       27,300  Bed Bath & Beyond, Inc.*                                      927
       10,400  Rent-A-Center, Inc.*                                          166
       18,000  Williams-Sonoma, Inc.                                         566
                                                                 ---------------
                                                                           1,659
                                                                 ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
       83,600  Carnival Corp.                                              4,011
                                                                 ---------------
               HOUSEHOLD APPLIANCES (0.1%)
        6,700  Black & Decker Corp.                                          602
        7,900  Snap-On, Inc.                                                 394


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USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       12,400  Stanley Works                                     $           714
                                                                 ---------------
                                                                           1,710
                                                                 ---------------
               HOUSEWARES & SPECIALTIES (0.4%)
      288,600  Newell Rubbermaid, Inc.                                     8,416
                                                                 ---------------
               LEISURE PRODUCTS (0.1%)
       27,400  Brunswick Corp.                                               611
       30,800  Hasbro, Inc.                                                  920
      100,200  Mattel, Inc.                                                2,093
                                                                 ---------------
                                                                           3,624
                                                                 ---------------
               MOTORCYCLE MANUFACTURERS (0.1%)
       25,400  Harley-Davidson, Inc.                                       1,308
                                                                 ---------------
               MOVIES & ENTERTAINMENT (1.2%)
       40,300  Dreamworks Animation SKG, Inc. "A"*                         1,312
      208,500  News Corp. "A"                                              4,518
    1,266,200  Time Warner, Inc.                                          23,121
                                                                 ---------------
                                                                          28,951
                                                                 ---------------
               PHOTOGRAPHIC PRODUCTS (0.1%)
       53,700  Eastman Kodak Co.(a)                                        1,539
                                                                 ---------------
               PUBLISHING (0.3%)
      120,600  Gannett Co., Inc.                                           5,115
        7,000  McGraw-Hill Companies, Inc.                                   350
       41,000  New York Times Co. "A"                                        802
       57,200  Tribune Co.                                                 1,731
                                                                 ---------------
                                                                           7,998
                                                                 ---------------
               RESTAURANTS (0.7%)
       36,000  Brinker International, Inc.                                   914
        8,200  Darden Restaurants, Inc.                                      353
      248,400  McDonald's Corp.                                           14,829
                                                                 ---------------
                                                                          16,096
                                                                 ---------------
               SPECIALTY STORES (0.3%)
      139,200  OfficeMax, Inc.                                             4,406
       58,400  Staples, Inc.                                               1,363
       12,500  Tiffany & Co.                                                 677
                                                                 ---------------
                                                                           6,446
                                                                 ---------------
               Total Consumer Discretionary                              207,073
                                                                 ---------------

               CONSUMER STAPLES (8.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
       88,600  Corn Products International, Inc.                           3,769
                                                                 ---------------
               DRUG RETAIL (0.1%)
       59,500  Walgreen Co.                                                2,359
                                                                 ---------------
               FOOD RETAIL (1.3%)
      649,300  Kroger Co.                                                 19,083
      301,900  Safeway, Inc.                                              10,264
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USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       54,342  SUPERVALU, Inc.                                    $        2,106
                                                                 ---------------
                                                                          31,453
                                                                 ---------------
               HOUSEHOLD PRODUCTS (0.8%)
       12,200  Energizer Holdings, Inc.*                                   1,273
       82,200  Kimberly-Clark Corp.                                        5,827
      177,700  Procter & Gamble Co.                                       12,354
                                                                 ---------------
                                                                          19,454
                                                                 ---------------
               HYPERMARKETS & SUPER CENTERS (1.9%)
       33,000  BJ's Wholesale Club, Inc.*                                  1,184
       12,500  Costco Wholesale Corp.                                        841
      936,900  Wal-Mart Stores, Inc.                                      42,357
                                                                 ---------------
                                                                          44,382
                                                                 ---------------
               PACKAGED FOODS & MEAT (1.9%)
      319,000  ConAgra Foods, Inc.                                         7,570
       12,200  Dean Foods Co.                                                339
       57,200  Hershey Co.                                                 2,466
      240,382  Hormel Foods Corp.                                          8,769
       74,000  J.M. Smucker Co.                                            3,954
      259,279  Kraft Foods, Inc. "A"                                       8,662
      159,900  McCormick & Co., Inc.                                       5,601
      194,300  Sara Lee Corp.                                              3,214
        3,800  Smithfield Foods, Inc.*                                       109
      276,473  Tyson Foods, Inc. "A"                                       4,368
                                                                 ---------------
                                                                          45,052
                                                                 ---------------
               PERSONAL PRODUCTS (0.1%)
       18,900  Alberto-Culver Co. "B"                                        491
       11,000  Estee Lauder Companies, Inc. "A"                              483
                                                                 ---------------
                                                                             974
                                                                 ---------------
               SOFT DRINKS (0.6%)
      141,100  Coca-Cola Co.                                               8,714
       63,000  Coca-Cola Enterprises, Inc.                                 1,626
       45,300  Pepsi Bottling Group, Inc.                                  1,952
       18,100  PepsiAmericas, Inc.                                           647
                                                                 ---------------
                                                                          12,939
                                                                 ---------------
               TOBACCO (1.9%)
      474,400  Altria Group, Inc.                                         34,598
      204,500  UST, Inc.(a)                                               10,904
                                                                 ---------------
                                                                          45,502
                                                                 ---------------
               Total Consumer Staples                                    205,884
                                                                 ---------------

               ENERGY (14.6%)
               --------------
               INTEGRATED OIL & GAS (13.0%)
      895,801  Chevron Corp.                                              81,975
      590,877  ConocoPhillips                                             50,201
    1,683,800  Exxon Mobil Corp.                                         154,893
        1,700  Hess Corp.                                                    121
      208,800  Marathon Oil Corp.                                         12,346
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USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
        1,600  Murphy Oil Corp.                                  $           118
       84,300  Occidental Petroleum Corp.                                  5,821
                                                                 ---------------
                                                                         305,475
                                                                 ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
      105,300  Tidewater, Inc.                                             5,757
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
      115,500  Anadarko Petroleum Corp.                                    6,817
       63,700  Apache Corp.                                                6,612
       39,100  Devon Energy Corp.                                          3,652
                                                                 ---------------
                                                                          17,081
                                                                 ---------------
               OIL & GAS REFINING & MARKETING (0.6%)
        7,500  Sunoco, Inc.                                                  552
      199,200  Valero Energy Corp.                                        14,030
                                                                 ---------------
                                                                          14,582
                                                                 ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.0%)
        7,700  Overseas Shipholding Group, Inc.                              573
                                                                 ---------------
               Total Energy                                              343,468
                                                                 ---------------

               FINANCIALS (31.2%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
      174,515  American Capital Strategies, Ltd.(a)                        7,576
      149,340  Bank of New York Mellon Corp.                               7,295
       60,800  State Street Corp.                                          4,850
                                                                 ---------------
                                                                          19,721
                                                                 ---------------
               CONSUMER FINANCE (0.0%)
       13,600  AmeriCredit Corp.*                                            192
                                                                 ---------------
               DIVERSIFIED BANKS (3.8%)
       78,100  Comerica, Inc.                                              3,646
      944,849  U.S. Bancorp                                               31,331
      422,268  Wachovia Corp.                                             19,310
      997,300  Wells Fargo & Co.                                          33,918
                                                                 ---------------
                                                                          88,205
                                                                 ---------------
               INSURANCE BROKERS (0.1%)
       27,000  Aon Corp.                                                   1,224
          700  Brown & Brown, Inc.                                            18
       31,600  Marsh & McLennan Companies, Inc.                              818
                                                                 ---------------
                                                                           2,060
                                                                 ---------------
               INVESTMENT BANKING & BROKERAGE (3.0%)
       85,100  Goldman Sachs Group, Inc.                                  21,098
       46,800  Lehman Brothers Holdings, Inc.                              2,964
      148,100  Merrill Lynch & Co., Inc.                                   9,778
      523,231  Morgan Stanley                                             35,192
                                                                 ---------------
                                                                          69,032
                                                                 ---------------
               LIFE & HEALTH INSURANCE (1.6%)
       61,400  AFLAC, Inc.                                                 3,855
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USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
        7,035  Lincoln National Corp.                            $           439
       76,900  MetLife, Inc.                                               5,294
      130,200  Nationwide Financial Services, Inc. "A"(a)                  6,985
       18,500  Principal Financial Group, Inc.                             1,252
       20,000  Protective Life Corp.                                         857
      116,500  Prudential Financial, Inc.                                 11,268
       21,700  StanCorp Financial Group, Inc.                              1,196
       30,000  Torchmark Corp.                                             1,955
      224,800  Unum Group                                                  5,247
                                                                 ---------------
                                                                          38,348
                                                                 ---------------
               MULTI-LINE INSURANCE (3.2%)
      346,600  American Financial Group, Inc.                             10,363
      793,400  American International Group, Inc.                         50,079
       74,900  Hartford Financial Services Group, Inc.                     7,268
      148,400  Loews Corp.                                                 7,285
        5,000  Unitrin, Inc.                                                 232
                                                                 ---------------
                                                                          75,227
                                                                 ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (9.4%)
    1,670,483  Bank of America Corp.                                      80,651
    2,192,800  Citigroup, Inc.                                            91,878
    1,012,300  JPMorgan Chase & Co.                                       47,578
                                                                 ---------------
                                                                         220,107
                                                                 ---------------
               PROPERTY & CASUALTY INSURANCE (3.2%)
       27,600  ACE Ltd.                                                    1,673
      197,200  Allstate Corp.                                             10,333
      145,100  Ambac Financial Group, Inc.                                 5,344
       65,000  Chubb Corp.                                                 3,468
        9,000  Cincinnati Financial Corp.                                    358
       11,500  CNA Financial Corp.                                           456
       35,500  Commerce Group, Inc.                                        1,295
       30,400  First American Corp.                                          915
        1,900  Markel Corp.*                                               1,032
       62,300  MBIA, Inc.(a)                                               2,681
       16,000  Mercury General Corp.                                         821
       86,875  Old Republic International Corp.                            1,332
       14,100  Philadelphia Consolidated Holding Corp.*                      575
       84,300  Progressive Corp.                                           1,560
      175,200  Safeco Corp.                                               10,144
      438,700  Travelers Companies, Inc.                                  22,905
      297,450  W.R. Berkley Corp.                                          8,950
       17,300  XL Capital Ltd. "A"                                         1,245
                                                                 ---------------
                                                                          75,087
                                                                 ---------------
               REGIONAL BANKS (3.4%)
       27,000  Associated Banc Corp.                                         779
       17,400  BancorpSouth, Inc.                                            422
      542,800  BB&T Corp.                                                 20,067
       12,800  City National Corp.                                           865
       26,400  Commerce Bancshares, Inc.                                   1,245
      553,600  Fifth Third Bancorp                                        17,317
       68,800  First Horizon National Corp.(a)                             1,794
       31,900  Firstmerit Corp.                                              676
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USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       51,700  Huntington Bancshares, Inc.                       $           926
      120,000  KeyCorp                                                     3,414
      271,046  National City Corp.                                         6,573
       35,300  PNC Financial Services Group, Inc.                          2,547
       81,100  Popular, Inc.(a)                                              856
       19,931  Regions Financial Corp.                                       541
      216,600  SunTrust Banks, Inc.                                       15,725
       35,500  Synovus Financial Corp.                                       936
       43,800  TCF Financial Corp.                                           997
       14,200  Trustmark Corp.                                               383
       41,500  UnionBanCal Corp.                                           2,242
       15,000  Webster Financial Corp.                                       544
                                                                 ---------------
                                                                          78,849
                                                                 ---------------
               REINSURANCE (0.4%)
      234,200  Endurance Specialty Holdings Ltd.                           9,183
       13,100  Reinsurance Group of America, Inc.                            749
        5,300  Transatlantic Holdings, Inc.                                  395
                                                                 ---------------
                                                                          10,327
                                                                 ---------------
               REITS - MORTGAGE (0.3%)
       76,400  Annaly Capital Management, Inc.                             1,306
      115,200  iStar Financial, Inc.(a)                                    3,515
      114,300  Thornburg Mortgage, Inc.(a)                                 1,200
                                                                 ---------------
                                                                           6,021
                                                                 ---------------
               REITS - OFFICE (0.2%)
      183,400  Brandywine Realty Trust                                     4,745
       81,200  HRPT Properties Trust                                         762
                                                                 ---------------
                                                                           5,507
                                                                 ---------------
               REITS - SPECIALIZED (0.3%)
       72,400  Hospitality Properties Trust                                2,867
      166,600  Host Hotels & Resorts, Inc.                                 3,692
       15,300  Plum Creek Timber Co., Inc.                                   683
                                                                 ---------------
                                                                           7,242
                                                                 ---------------
               SPECIALIZED FINANCE (0.0%)
       25,600  CIT Group, Inc.                                               902
                                                                 ---------------
               THRIFTS & MORTGAGE FINANCE (1.5%)
       55,950  Astoria Financial Corp.                                     1,454
        5,100  Downey Financial Corp.                                        208
      285,400  Fannie Mae(b)                                              16,279
      154,900  Freddie Mac(b)                                              8,090
       17,400  MGIC Investment Corp.                                         337
       21,900  PMI Group, Inc.                                               351
       17,200  Radian Group, Inc.(a)                                         217
        4,500  Sovereign Bancorp, Inc.                                        65
        6,700  Washington Federal, Inc.                                      162
      277,312  Washington Mutual, Inc.                                     7,731
                                                                 ---------------
                                                                          34,894
                                                                 ---------------
               Total Financials                                          731,721
                                                                 ---------------
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USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               HEALTH CARE (8.7%)
               ------------------
               BIOTECHNOLOGY (0.0%)
       10,300  Amgen, Inc.*                                      $           599
                                                                 ---------------
               HEALTH CARE DISTRIBUTORS (1.6%)
      290,900  AmerisourceBergen Corp.                                    13,704
       55,700  Cardinal Health, Inc.                                       3,789
      316,200  McKesson Corp.                                             20,901
                                                                 ---------------
                                                                          38,394
                                                                 ---------------
               HEALTH CARE EQUIPMENT (0.2%)
        5,300  IDEXX Laboratories, Inc.*                                     645
        7,100  Medtronic, Inc.                                               337
       28,800  Stryker Corp.                                               2,045
       19,600  Zimmer Holdings, Inc.*                                      1,362
                                                                 ---------------
                                                                           4,389
                                                                 ---------------
               HEALTH CARE FACILITIES (0.0%)
       12,100  Health Management Associates, Inc. "A"                         80
                                                                 ---------------
               HEALTH CARE SERVICES (0.2%)
       24,800  Express Scripts, Inc.*                                      1,565
       11,100  Lincare Holdings, Inc.*                                       386
       12,000  Medco Health Solutions, Inc.*                               1,132
       11,500  Quest Diagnostics, Inc.                                       612
                                                                 ---------------
                                                                           3,695
                                                                 ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.3%)
       67,100  Invitrogen Corp.*                                           6,097
        4,100  PerkinElmer, Inc.                                             113
                                                                 ---------------
                                                                           6,210
                                                                 ---------------
               MANAGED HEALTH CARE (1.2%)
      119,600  Aetna, Inc.                                                 6,718
       34,500  CIGNA Corp.                                                 1,811
      175,700  Coventry Health Care, Inc.*                                10,596
      118,800  UnitedHealth Group, Inc.                                    5,839
       48,069  WellPoint, Inc.*                                            3,809
                                                                 ---------------
                                                                          28,773
                                                                 ---------------
               PHARMACEUTICALS (5.2%)
       72,600  Bristol-Myers Squibb Co.                                    2,177
       42,600  Forest Laboratories, Inc.*                                  1,664
      175,700  Johnson & Johnson                                          11,450
      569,400  King Pharmaceuticals, Inc.*                                 6,036
      387,600  Merck & Co., Inc.                                          22,582
    3,051,400  Pfizer, Inc.                                               75,095
        8,700  Watson Pharmaceuticals, Inc.*                                 266
       46,100  Wyeth                                                       2,242
                                                                 ---------------
                                                                         121,512
                                                                 ---------------
               Total Health Care                                         203,652
                                                                 ---------------
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                                 (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               INDUSTRIALS (8.3%)
               ------------------
               AEROSPACE & DEFENSE (1.1%)
        2,900  Alliant Techsystems Inc.*                          $          320
       51,200  General Dynamics Corp.                                      4,657
      173,800  Honeywell International, Inc.                              10,500
       14,000  L-3 Communications Holdings, Inc.                           1,535
       46,200  Northrop Grumman Corp.                                      3,863
       46,600  Raytheon Co.                                                2,964
       15,200  United Technologies Corp.                                   1,164
                                                                 ---------------
                                                                          25,003
                                                                 ---------------
               AIR FREIGHT & LOGISTICS (0.1%)
       21,200  FedEx Corp.                                                 2,191
                                                                 ---------------
               BUILDING PRODUCTS (0.2%)
       21,500  American Standard Companies, Inc.                             801
      132,500  Masco Corp.                                                 3,191
                                                                 ---------------
                                                                           3,992
                                                                 ---------------
               COMMERCIAL PRINTING (0.3%)
       23,100  Deluxe Corp.                                                  932
      129,000  R.R. Donnelley & Sons Co.                                   5,197
                                                                 ---------------
                                                                           6,129
                                                                 ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
        4,700  Agco Corp.*                                                   281
        1,100  Cummins, Inc.                                                 132
      115,700  Deere & Co.                                                17,922
       70,000  PACCAR, Inc.                                                3,889
                                                                 ---------------
                                                                          22,224
                                                                 ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)
        8,300  Cintas Corp.                                                  304
                                                                 ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
        6,300  Hubbell, Inc. "B"                                             347
                                                                 ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
      278,700  Waste Management, Inc.                                     10,142
                                                                 ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.0%)
       13,100  Manpower, Inc.                                                979
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (3.4%)
       16,600  3M Co.                                                      1,434
    1,807,300  General Electric Co.                                       74,388
        7,400  Teleflex, Inc.                                                542
      107,750  Tyco International Ltd.                                     4,436
                                                                 ---------------
                                                                          80,800
                                                                 ---------------
               INDUSTRIAL MACHINERY (1.0%)
       14,000  Crane Co.                                                     664
        8,400  Danaher Corp.                                                 720
      136,500  Eaton Corp.                                                12,637
       16,800  Illinois Tool Works, Inc.                                     962

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                                 (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       38,300  Ingersoll-Rand Co. Ltd. "A"                        $        1,928
       54,300  ITT Corp.                                                   3,634
       16,000  Pall Corp.                                                    641
       19,850  Parker-Hannifin Corp.                                       1,595
       22,300  Pentair, Inc.                                                 789
        9,000  SPX Corp.                                                     912
                                                                 ---------------
                                                                          24,482
                                                                 ---------------
               OFFICE SERVICES & SUPPLIES (0.2%)
      109,100  Pitney Bowes, Inc.                                          4,368
                                                                 ---------------
               RAILROADS (0.5%)
        6,100  Burlington Northern Santa Fe Corp.                            532
      203,800  Norfolk Southern Corp.                                     10,526
       11,600  Union Pacific Corp.                                         1,485
                                                                 ---------------
                                                                          12,543
                                                                 ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)
       10,300  W.W. Grainger, Inc.                                           926
                                                                 ---------------
               TRUCKING (0.1%)
       32,700  Avis Budget Group, Inc.*                                      682
        7,900  Ryder System, Inc.                                            378
                                                                 ---------------
                                                                           1,060
                                                                 ---------------
               Total Industrials                                         195,490
                                                                 ---------------

               INFORMATION TECHNOLOGY (4.7%)
               -----------------------------
               APPLICATION SOFTWARE (0.0%)
       32,200  Compuware Corp.*                                              322
        7,100  FactSet Research Systems, Inc.                                501
                                                                 ---------------
                                                                             823
                                                                 ---------------
               COMMUNICATIONS EQUIPMENT (0.3%)
      127,300  Cisco Systems, Inc.*                                        4,208
       62,600  Juniper Networks, Inc.*                                     2,254
        8,300  Polycom, Inc.*                                                232
                                                                 ---------------
                                                                           6,694
                                                                 ---------------
               COMPUTER HARDWARE (1.3%)
      170,400  Dell, Inc.*                                                 5,214
      105,000  Hewlett-Packard Co.                                         5,427
      180,400  International Business Machines Corp.                      20,948
                                                                 ---------------
                                                                          31,589
                                                                 ---------------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
       28,700  EMC Corp.*                                                    729
       24,800  Lexmark International, Inc. "A"*                            1,041
       89,100  Western Digital Corp.*                                      2,309
                                                                 ---------------
                                                                           4,079
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
       10,400  Affiliated Computer Services, Inc. "A"*                       527
      139,200  Computer Sciences Corp.*                                    8,128
       40,400  Convergys Corp.*                                              741

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                                 (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       19,500  Fiserv, Inc.*                                      $        1,080
                                                                 ---------------
                                                                          10,476
                                                                 ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.0%)
        7,200  Tektronix, Inc.                                               273
                                                                 ---------------
               INTERNET SOFTWARE & SERVICES (0.0%)
       13,900  VeriSign, Inc.*                                               474
                                                                 ---------------
               SEMICONDUCTOR EQUIPMENT (0.3%)
       12,700  KLA-Tencor Corp.                                              669
       25,700  Novellus Systems, Inc.*                                       730
      423,900  Teradyne, Inc.*                                             5,231
                                                                 ---------------
                                                                           6,630
                                                                 ---------------
               SEMICONDUCTORS (1.0%)
      242,300  Advanced Micro Devices, Inc.*(a)                            3,169
      239,013  Integrated Device Technology, Inc.*                         3,210
      438,200  Intel Corp.                                                11,788
      411,800  Micron Technology, Inc.*                                    4,328
                                                                 ---------------
                                                                          22,495
                                                                 ---------------
               SYSTEMS SOFTWARE (1.0%)
      405,200  Microsoft Corp.                                            14,915
       20,300  Oracle Corp.*                                                 450
       14,300  Sybase, Inc.*                                                 409
      378,322  Symantec Corp.*                                             7,105
                                                                 ---------------
                                                                          22,879
                                                                 ---------------
               TECHNOLOGY DISTRIBUTORS (0.2%)
       47,600  Arrow Electronics, Inc.*                                    1,903
        6,800  Avnet, Inc.*                                                  284
       65,500  Ingram Micro, Inc. "A"*                                     1,391
       24,800  Tech Data Corp.*                                              975
                                                                 ---------------
                                                                           4,553
                                                                 ---------------
               Total Information Technology                              110,965
                                                                 ---------------

               MATERIALS (3.7%)
               ----------------
               ALUMINUM (0.3%)
      151,900  Alcoa, Inc.                                                 6,014
                                                                 ---------------
               COMMODITY CHEMICALS (0.0%)
       12,600  Lyondell Chemical Co.                                         598
                                                                 ---------------
               DIVERSIFIED CHEMICALS (1.0%)
        3,700  Ashland, Inc.                                                 217
       11,300  Cabot Corp.                                                   396
      349,100  Dow Chemical Co.                                           15,723
       62,700  E.I. du Pont de Nemours & Co.                               3,104
       15,900  Eastman Chemical Co.                                        1,059
       16,200  Huntsman Corp.                                                427
       39,600  PPG Industries, Inc.                                        2,960
                                                                 ---------------
                                                                          23,886
                                                                 ---------------

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                                 (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               DIVERSIFIED METALS & MINING (0.5%)
      106,325  Freeport-McMoRan Copper & Gold, Inc. "B"          $        12,512
                                                                 ---------------
               FOREST PRODUCTS (0.1%)
       28,900  Weyerhaeuser Co.                                            2,194
                                                                 ---------------
               INDUSTRIAL GASES (0.0%)
        1,200  Air Products & Chemicals, Inc.                                117
                                                                 ---------------
               METAL & GLASS CONTAINERS (0.1%)
       15,900  AptarGroup, Inc.                                              711
       36,900  Owens-Illinois, Inc.*                                       1,639
                                                                 ---------------
                                                                           2,350
                                                                 ---------------
               PAPER PACKAGING (0.5%)
      283,300  Bemis Co., Inc.                                             7,978
       11,200  Sealed Air Corp.                                              279
      203,688  Smurfit-Stone Container Corp.*                              2,467
       36,200  Sonoco Products Co.                                         1,119
        4,500  Temple-Inland, Inc.                                           242
                                                                 ---------------
                                                                          12,085
                                                                 ---------------
               PAPER PRODUCTS (0.4%)
      112,200  International Paper Co.                                     4,147
      136,100  MeadWestVaco Corp.                                          4,578
                                                                 ---------------
                                                                           8,725
                                                                 ---------------
               SPECIALTY CHEMICALS (0.3%)
        5,500  Albemarle Corp.                                               263
       16,900  International Flavors & Fragrances, Inc.                      882
       17,500  Lubrizol Corp.                                              1,188
        6,100  Rohm & Haas Co.                                               316
      176,200  RPM International, Inc.                                     3,776
                                                                 ---------------
                                                                           6,425
                                                                 ---------------
               STEEL (0.5%)
        8,100  Commercial Metals Co.                                         254
       15,600  Reliance Steel & Aluminum Co.                                 910
      101,500  United States Steel Corp.                                  10,952
                                                                 ---------------
                                                                          12,116
                                                                 ---------------
               Total Materials                                            87,022
                                                                 ---------------

               TELECOMMUNICATION SERVICES (7.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (6.7%)
    1,767,070  AT&T, Inc.                                                 73,846
      181,900  CenturyTel, Inc.                                            8,013
      436,800  Qwest Communications International, Inc.*                   3,136
    1,567,588  Verizon Communications, Inc.                               72,219
                                                                 ---------------
                                                                         157,214
                                                                 ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
       48,800  Sprint Nextel Corp.                                           834

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                                 (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
      150,000  Telephone & Data Systems, Inc.                    $        10,470
                                                                 ---------------
                                                                          11,304
                                                                 ---------------
               Total Telecommunication Services                          168,518
                                                                 ---------------

               UTILITIES (3.1%)
               ----------------
               ELECTRIC UTILITIES (1.0%)
       50,800  American Electric Power Co., Inc.                           2,449
       36,300  Edison International                                        2,111
       27,400  Entergy Corp.                                               3,284
        7,900  Exelon Corp.                                                  654
       10,000  FPL Group, Inc.                                               684
          100  Great Plains Energy, Inc.                                       3
       48,000  Northeast Utilities                                         1,480
       61,400  Pinnacle West Capital Corp.                                 2,480
       33,900  PPL Corp.                                                   1,753
      159,300  Progress Energy, Inc.                                       7,646
       43,100  Southern Co.                                                1,580
        8,400  Weststar Energy, Inc.                                         224
                                                                 ---------------
                                                                          24,348
                                                                 ---------------
               GAS UTILITIES (0.3%)
      208,900  Atmos Energy Corp.(a)                                       5,860
        6,300  Energen Corp.                                                 403
                                                                 ---------------
                                                                           6,263
                                                                 ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
        2,600  Constellation Energy Group, Inc.                              246
    1,063,600  Dynegy, Inc. "A"*                                           9,796
      193,600  NRG Energy, Inc.*                                           8,840
                                                                 ---------------
                                                                          18,882
                                                                 ---------------
               MULTI-UTILITIES (1.0%)
       44,783  Alliant Energy Corp.                                        1,791
       27,900  CenterPoint Energy, Inc.                                      468
        9,300  Dominion Resources, Inc.                                      852
      111,200  DTE Energy Co.(a)                                           5,515
       13,200  Energy East Corp.                                             368
        8,500  MDU Resources Group, Inc.                                     239
       43,700  NiSource, Inc.                                                894
      217,400  NSTAR                                                       7,644
       32,600  PG&E Corp.                                                  1,595
       14,200  Public Service Enterprise Group, Inc.                       1,358
        3,900  Sempra Energy                                                 240
       62,900  TECO Energy, Inc.                                           1,059
       57,400  Xcel Energy, Inc.                                           1,294
                                                                 ---------------
                                                                          23,317
                                                                 ---------------
               Total Utilities                                            72,810
                                                                 ---------------
               Total Common Stocks (cost: $2,070,001)                  2,326,603
                                                                 ---------------

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                                 (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (0.8%)

               MONEY MARKET FUNDS (0.8%)
   19,767,004  SSgA Prime Money Market Fund, 4.95% (c)
               (cost: $19,767)                                   $        19,767
                                                                 ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.0%)

               MONEY MARKET FUNDS (0.2%)
      277,146  AIM Short-Term Investment Co. Liquid Assets
               Portfolio, 5.00%(c)                                           277
    5,011,736  Merrill Lynch Premier Institutional Fund, 5.17% (c)         5,012
                                                                 ---------------
               Total Money Market Funds                                    5,289
                                                                 ---------------

    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               CORPORATE OBLIGATIONS (0.6%)
     $ 15,000  Bank of America, N.A., Notes(d), 4.99%, 6/13/2008          15,006
                                                                 ---------------

               REPURCHASE AGREEMENTS (1.2%)
       14,000  Credit Suisse First Boston LLC, 4.82%, acquired on
                     10/31/2007 and due 11/01/2007 at $14,000
                     (collateralized by $14,825 of Freddie Mac
                     Discount Notes(b), 4.41%(e), due 9/15/2008;
                     market value $14,284)                                14,000
       13,000  Deutsche Bank Securities, Inc., 4.82%, acquired on
                     10/31/2007 and due 11/01/2007 at $13,000
                     (collateralized by $13,942 of Tennessee
                     Valley Authority Bonds(b), 4.65%, due 6/15/2035;
                     market value $13,260)                                13,000
                                                                 ---------------
               Total Repurchase Agreements                                27,000
                                                                 ---------------
               Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $47,289)          47,295
                                                                 ---------------


               TOTAL INVESTMENTS (COST: $2,137,057)              $     2,393,665
                                                                 ===============

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USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities

16

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                          (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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N O T E S
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                          to Portfolio of INVESTMENTS
                          (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2007, was approximately $45,643,000.

D. As of October 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2007, were $338,813,000 and $82,205,000, respectively, resulting in net unrealized appreciation of $256,608,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,347,939,000 at October 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

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                          to Portfolio of INVESTMENTS
                          (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


PORTFOLIO DESCRIPTION ABBREVIATIONS

REIT         Real Estate Investment Trust

SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of October 31, 2007.
(b) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(c) Rate represents the money market fund annualized seven-day yield at October 31, 2007.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2007.
(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

 * Non-income-producing security for the 12 months preceding October 31, 2007. As of October 31, 2007, 92.5% of the Fund's net assets were invested in dividend-paying stocks.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    DECEMBER 18, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 19, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
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         Signature and Title:  Debra K. Dunn, Treasurer

Date:    DECEMBER 18, 2007
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*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.